AB Sustainable International Thematic Fund

Portfolio of Investments

March 31, 2026 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 96.8%
Industrials – 25.6%
Commercial Services & Supplies – 2.6%
Veralto Corp.	191,032	$16,891,049

Construction & Engineering – 1.7%
WSP Global, Inc.	72,764	11,324,424

Electrical Equipment – 5.8%
Prysmian SpA	127,277	15,030,279
Siemens Energy AG	79,830	13,766,649
Sieyuan Electric Co., Ltd. - Class A	330,700	9,809,976

		38,606,904

Industrial Conglomerates – 1.8%
Hitachi Ltd.	409,400	12,009,950

Machinery – 9.4%
Daifuku Co., Ltd.	355,300	12,545,316
Danieli & C Officine Meccaniche SpA	99,430	6,799,779
Metso Oyj	725,520	12,573,478
Sandvik AB	346,300	13,312,413
Shenzhen Inovance Technology Co., Ltd. - Class A	1,697,900	16,683,006

		61,913,992

Professional Services – 4.3%
ALS Ltd.	985,850	14,471,874
Centre Testing International Group Co., Ltd. - Class A	6,963,200	14,271,727

		28,743,601

		169,489,920

Financials – 25.0%
Banks – 11.9%
BPER Banca SpA	935,860	12,264,650
Credicorp Ltd.	40,690	13,801,234
Erste Group Bank AG	65,305	7,054,591
HDFC Bank Ltd.	822,506	6,466,506
Intesa Sanpaolo SpA	1,710,357	10,344,042
Mizuho Financial Group, Inc.	167,000	6,760,789
NatWest Group PLC	1,783,147	13,209,458
NU Holdings Ltd./Cayman Islands - Class A(a)	633,908	9,109,258

		79,010,528

Capital Markets – 1.9%
London Stock Exchange Group PLC	103,610	12,235,073

Consumer Finance – 3.7%
Credit Saison Co., Ltd.	632,400	16,530,695
Gentera SAB de CV	2,905,890	8,242,786

		24,773,481

Insurance – 7.5%
AIA Group Ltd. - Class H	3,079,800	34,220,668
Beazley PLC	903,044	15,258,175

		49,478,843

		165,497,925

Information Technology – 21.5%
Electronic Equipment, Instruments & Components – 6.2%
Halma PLC	451,803	23,055,853
TE Connectivity PLC	85,760	17,925,555

		40,981,408

Semiconductors & Semiconductor Equipment – 11.8%
Advantest Corp.	46,400	6,403,510
ASML Holding NV	11,640	15,478,367
Infineon Technologies AG	260,475	11,816,744
NXP Semiconductors NV	32,669	6,431,219

Company	Shares		U.S. $ Value
Taiwan Semiconductor Manufacturing Co., Ltd.		658,000	$38,055,117

			78,184,957

Technology Hardware, Storage & Peripherals – 3.5%
Samsung Electronics Co., Ltd.		198,970	23,271,808

			142,438,173

Health Care – 11.9%
Health Care Equipment & Supplies – 2.9%
Convatec Group PLC(b)		5,594,440	16,136,815
STERIS PLC		15,221	3,365,820

			19,502,635

Health Care Providers & Services – 1.1%
Apollo Hospitals Enterprise Ltd.		87,271	6,969,390

Pharmaceuticals – 7.9%
AstraZeneca PLC		108,730	21,261,063
Galderma Group AG(a)		76,150	14,966,050
Roche Holding AG		39,373	15,713,404

			51,940,517

			78,412,542

Utilities – 6.2%
Electric Utilities – 2.5%
Iberdrola SA		736,940	16,871,627

Water Utilities – 3.7%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP		794,948	24,284,996

			41,156,623

Real Estate – 1.7%
Real Estate Management & Development – 1.7%
Katitas Co., Ltd.		547,400	10,971,947

Consumer Discretionary – 1.6%
Automobile Components – 1.6%
Sumitomo Electric Industries Ltd.		185,100	10,517,399

Materials – 1.2%
Chemicals – 1.2%
Nissan Chemical Corp.		210,500	8,185,557

Energy – 1.1%
Oil, Gas & Consumable Fuels – 1.1%
Cameco Corp.		69,103	7,505,277

Consumer Staples – 1.0%
Personal Care Products – 1.0%
Unilever PLC		123,610	6,786,113

Total Common Stocks (cost $517,707,922)			640,961,476

SHORT-TERM INVESTMENTS – 3.8%
Investment Companies – 3.6%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio - Class AB, 3.50%(c)(d)(e) (cost $23,909,730)		23,909,730	23,909,730

	Principal Amount (000)

Time Deposits – 0.2%
ANZ, Hong Kong 2.71%, 04/01/2026	AUD	430	296,385
BBH, New York 1.08%, 04/01/2026	CAD	322	231,310
Citibank, London 0.85%, 04/01/2026	EUR	80	92,434
2.67%, 04/01/2026	GBP	51	67,491

	Principal Amount (000)			U.S. $ Value
HSBC, Hong Kong 1.20%, 04/01/2026	HKD	529		$67,503
Nordea, Oslo 2.65%, 04/01/2026	NOK	1		151
SEB, Stockholm (0.57)%, 04/01/2026	CHF	54		67,560
0.80%, 04/01/2026	SEK	636		67,225
0.96%, 04/01/2026	DKK	92		14,174
SMBC, Tokyo 0.20%, 04/01/2026	JPY	10,778		67,909
Standard Chartered Bank, Johannesburg 4.22%, 04/01/2026	ZAR	0	*	4

Total Time Deposits (cost $972,146)				972,146

Total Short-Term Investments (cost $24,881,876)				24,881,876

Total Investments – 100.6% (cost $542,589,798)(f)				665,843,352
Other assets less liabilities – (0.6)%				(4,105,479)

Net Assets – 100.0%				$661,737,873

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Bank of America NA	JPY	393,632	USD	2,475	04/10/2026	$(6,646)
Bank of America NA	USD	83,894	JPY	13,171,515	04/10/2026	(841,975)
Bank of America NA	EUR	5,559	USD	6,476	04/16/2026	45,717
Bank of America NA	EUR	2,075	USD	2,394	04/16/2026	(6,214)
Bank of America NA	USD	6,143	CHF	4,847	04/16/2026	(71,385)
Bank of America NA	CAD	2,400	USD	1,724	04/17/2026	(2,701)
Bank of America NA	USD	15,204	CAD	20,821	04/17/2026	(226,327)
Bank of America NA	ZAR	45,919	USD	2,742	04/24/2026	33,446
Bank of America NA	USD	4,171	BRL	21,991	05/05/2026	46,751
Bank of America NA	HKD	51,031	USD	6,542	06/18/2026	7,006
Bank of New York Mellon Corp. (The)	USD	2,295	JPY	362,248	04/10/2026	(10,497)
Bank of New York Mellon Corp. (The)	USD	22,847	CAD	31,109	04/17/2026	(469,559)
Bank of New York Mellon Corp. (The)	USD	8,567	SGD	10,815	04/24/2026	(141,679)
Barclays Bank PLC	BRL	11,798	USD	2,260	04/02/2026	(17,259)
Barclays Bank PLC	USD	2,216	BRL	11,798	04/02/2026	62,044
Barclays Bank PLC	JPY	3,541,738	USD	22,817	04/10/2026	485,003
Barclays Bank PLC	USD	2,809	JPY	447,392	04/10/2026	12,317
Barclays Bank PLC	KRW	21,885,560	USD	14,736	04/14/2026	182,197
Barclays Bank PLC	USD	3,143	KRW	4,750,729	04/14/2026	16,190
Barclays Bank PLC	USD	2,899	KRW	4,201,043	04/14/2026	(105,740)
Barclays Bank PLC	CHF	1,675	USD	2,094	04/16/2026	(4,283)
Barclays Bank PLC	USD	6,423	CAD	8,759	04/17/2026	(122,625)
Barclays Bank PLC	GBP	1,298	USD	1,711	04/24/2026	(6,672)
BNP Paribas SA	EUR	17,599	USD	20,305	04/16/2026	(50,501)
BNP Paribas SA	USD	9,824	CHF	7,596	04/16/2026	(308,673)
BNP Paribas SA	USD	2,224	TWD	70,940	04/24/2026	(9,942)
Brown Brothers Harriman & Co.	JPY	2,753,050	USD	17,966	04/10/2026	607,062
Brown Brothers Harriman & Co.	USD	3,344	JPY	529,998	04/10/2026	(2,024)
Brown Brothers Harriman & Co.	USD	8,652	EUR	7,455	04/16/2026	(29,037)
Brown Brothers Harriman & Co.	AUD	15,813	USD	11,221	04/22/2026	313,213
Brown Brothers Harriman & Co.	USD	2,079	AUD	2,946	04/22/2026	(46,572)
Citibank NA	JPY	902,189	USD	5,845	04/10/2026	156,322
Citibank NA	USD	3,077	JPY	486,209	04/10/2026	(11,263)
Citibank NA	USD	2,373	KRW	3,469,859	04/14/2026	(65,230)
Citibank NA	CAD	3,221	USD	2,366	04/17/2026	49,009
Citibank NA	TWD	259,698	USD	8,157	04/24/2026	53,936
Citibank NA	USD	2,175	GBP	1,627	04/24/2026	(21,129)
Citibank NA	USD	14,581	TWD	460,033	04/24/2026	(226,442)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Citibank NA	USD	4,893	INR	462,584	05/13/2026	$7,199
Citibank NA	USD	12,837	INR	1,167,151	05/13/2026	(473,236)
Citibank NA	CNH	65,082	USD	9,465	05/22/2026	(18,402)
Citibank NA	USD	6,316	HKD	49,253	06/18/2026	(9,247)
Deutsche Bank AG	BRL	9,056	USD	1,735	04/02/2026	(13,248)
Deutsche Bank AG	USD	1,723	BRL	9,056	04/02/2026	25,448
Goldman Sachs Bank USA	USD	2,545	JPY	398,434	04/10/2026	(33,102)
Goldman Sachs Bank USA	USD	2,877	KRW	4,204,303	04/14/2026	(81,339)
Goldman Sachs Bank USA	CAD	3,904	USD	2,854	04/17/2026	45,515
Goldman Sachs Bank USA	USD	2,401	CAD	3,267	04/17/2026	(51,376)
HSBC Bank USA	BRL	136,638	USD	26,179	04/02/2026	(199,885)
HSBC Bank USA	USD	25,918	BRL	136,638	04/02/2026	461,078
HSBC Bank USA	KRW	24,557,429	USD	16,962	04/14/2026	632,097
HSBC Bank USA	USD	30,628	KRW	44,462,334	04/14/2026	(1,061,672)
HSBC Bank USA	EUR	8,662	USD	10,088	04/16/2026	68,793
HSBC Bank USA	USD	4,765	EUR	4,126	04/16/2026	7,771
HSBC Bank USA	USD	2,399	EUR	2,030	04/16/2026	(51,194)
HSBC Bank USA	USD	5,200	CAD	7,091	04/17/2026	(99,113)
HSBC Bank USA	AUD	10,732	USD	7,583	04/22/2026	180,554
HSBC Bank USA	TWD	194,565	USD	6,102	04/24/2026	31,247
HSBC Bank USA	USD	2,528	TWD	80,085	04/24/2026	(28,589)
HSBC Bank USA	BRL	136,638	USD	25,756	05/05/2026	(449,553)
HSBC Bank USA	INR	484,705	USD	5,172	05/13/2026	37,088
HSBC Bank USA	USD	2,708	INR	255,926	05/13/2026	3,505
JPMorgan Chase Bank NA	JPY	5,513,859	USD	35,251	04/10/2026	484,190
JPMorgan Chase Bank NA	USD	7,976	JPY	1,252,505	04/10/2026	(78,335)
JPMorgan Chase Bank NA	CHF	1,507	USD	1,925	04/16/2026	37,313
JPMorgan Chase Bank NA	EUR	35,102	USD	41,736	04/16/2026	1,134,951
JPMorgan Chase Bank NA	USD	2,343	EUR	2,034	04/16/2026	9,137
JPMorgan Chase Bank NA	USD	9,225	EUR	7,892	04/16/2026	(97,222)
JPMorgan Chase Bank NA	CAD	12,674	USD	9,298	04/17/2026	180,751
JPMorgan Chase Bank NA	USD	2,647	CAD	3,615	04/17/2026	(46,941)
JPMorgan Chase Bank NA	AUD	9,388	USD	6,652	04/22/2026	175,922
JPMorgan Chase Bank NA	USD	5,200	GBP	3,893	04/24/2026	(47,530)
JPMorgan Chase Bank NA	INR	230,541	USD	2,523	05/13/2026	80,684
JPMorgan Chase Bank NA	HKD	13,605	USD	1,745	06/18/2026	2,732
Morgan Stanley Capital Services LLC	BRL	15,650	USD	2,990	04/02/2026	(31,601)
Morgan Stanley Capital Services LLC	USD	2,998	BRL	15,650	04/02/2026	22,894
Morgan Stanley Capital Services LLC	JPY	386,971	USD	2,492	04/10/2026	52,168
Morgan Stanley Capital Services LLC	JPY	297,501	USD	1,873	04/10/2026	(2,668)
Morgan Stanley Capital Services LLC	USD	4,596	JPY	731,648	04/10/2026	17,678
Morgan Stanley Capital Services LLC	KRW	14,486,680	USD	9,839	04/14/2026	205,427
Morgan Stanley Capital Services LLC	USD	2,021	KRW	3,042,594	04/14/2026	2,038
Morgan Stanley Capital Services LLC	USD	2,320	KRW	3,464,719	04/14/2026	(15,858)
Morgan Stanley Capital Services LLC	CHF	25,730	USD	33,864	04/16/2026	1,634,061
Morgan Stanley Capital Services LLC	EUR	21,051	USD	24,865	04/16/2026	516,077
Morgan Stanley Capital Services LLC	USD	2,190	CHF	1,712	04/16/2026	(45,588)
Morgan Stanley Capital Services LLC	USD	73,552	EUR	61,939	04/16/2026	(1,910,430)
Morgan Stanley Capital Services LLC	CAD	8,346	USD	6,110	04/17/2026	106,067
Morgan Stanley Capital Services LLC	AUD	2,510	USD	1,730	04/22/2026	(1,670)
Morgan Stanley Capital Services LLC	USD	39,271	AUD	56,617	04/22/2026	(217,832)
Morgan Stanley Capital Services LLC	USD	3,665	NOK	34,876	04/23/2026	(63,699)
Morgan Stanley Capital Services LLC	GBP	1,853	USD	2,510	04/24/2026	57,470
Morgan Stanley Capital Services LLC	SGD	3,032	USD	2,385	04/24/2026	22,780
Morgan Stanley Capital Services LLC	TWD	82,062	USD	2,605	04/24/2026	44,109
Morgan Stanley Capital Services LLC	USD	10,325	GBP	7,766	04/24/2026	(46,313)
Morgan Stanley Capital Services LLC	USD	9,358	ZAR	150,255	04/24/2026	(493,954)
Morgan Stanley Capital Services LLC	MXN	72,269	USD	4,080	05/21/2026	65,098
Morgan Stanley Capital Services LLC	USD	5,799	ILS	17,969	05/21/2026	(74,060)
NatWest Markets PLC	USD	4,791	EUR	4,170	04/16/2026	32,200

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Standard Chartered Bank	JPY	1,444,041	USD	9,074	04/10/2026	$(31,428)
Standard Chartered Bank	KRW	3,869,094	USD	2,576	04/14/2026	2,798
Standard Chartered Bank	USD	9,043	KRW	13,300,953	04/14/2026	(198,113)
Standard Chartered Bank	GBP	49,373	USD	66,538	04/24/2026	1,189,816
Standard Chartered Bank	TWD	69,001	USD	2,164	04/24/2026	10,796
Standard Chartered Bank	USD	7,134	TWD	228,771	04/24/2026	4,053
Standard Chartered Bank	HKD	196,420	USD	25,193	06/18/2026	41,172
State Street Bank & Trust Co.	JPY	623,972	USD	3,937	04/10/2026	2,147
State Street Bank & Trust Co.	USD	2,760	CAD	3,749	04/17/2026	(63,147)
UBS AG	BRL	141,842	USD	27,354	04/02/2026	(29,309)
UBS AG	USD	27,176	BRL	141,842	04/02/2026	207,498
UBS AG	EUR	4,900	USD	5,816	04/16/2026	148,406
UBS AG	EUR	3,207	USD	3,677	04/16/2026	(32,657)
UBS AG	USD	23,501	CHF	18,134	04/16/2026	(785,405)
UBS AG	USD	3,006	IDR	50,768,640	04/23/2026	(15,047)
UBS AG	USD	3,367	TWD	107,415	04/24/2026	(15,006)
UBS AG	USD	23,068	CNH	158,443	05/22/2026	19,527

						$362,324

*	Principal amount less than 500.
(a)	Non-income producing security.
(b)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At March 31, 2026, the aggregate market value of these securities amounted to $16,136,815 or 2.44% of net assets.

(c)	The rate shown represents the 7-day yield as of period end.
(d)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(e)	Affiliated investments.
(f)

As of March 31, 2026, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $156,103,512 and gross unrealized depreciation of investments was $(32,487,634), resulting in net unrealized appreciation of $123,615,878.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub–indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

AUD – Australian Dollar

BRL – Brazilian Real

CAD – Canadian Dollar

CHF – Swiss Franc

CNH – Chinese Yuan Renminbi (Offshore)

DKK – Danish Krone

EUR – Euro

GBP – Great British Pound

HKD – Hong Kong Dollar

IDR – Indonesian Rupiah

ILS – Israeli Shekel

INR – Indian Rupee

JPY – Japanese Yen

KRW – South Korean Won

MXN – Mexican Peso

NOK – Norwegian Krone

SEK – Swedish Krona

SGD – Singapore Dollar

TWD – New Taiwan Dollar

USD – United States Dollar

ZAR – South African Rand

COUNTRY BREAKDOWN1

March 31, 2026 (unaudited)

16.2%	United Kingdom
12.6%	Japan
7.3%	Switzerland
6.7%	Italy
6.1%	China
5.7%	Taiwan
5.2%	Hong Kong
5.0%	Brazil
4.0%	United States
3.8%	Germany
3.5%	South Korea
2.8%	Canada
2.5%	Spain
14.8%	Other
3.8%	Short-Term Investments

100.0%	Total Investments

[1]

The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. The Fund also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). “Other” country weightings represent 2.3% or less in the following: Australia, Austria, Finland, India, Mexico, Netherlands, Peru and Sweden.

AB Sustainable International Thematic Fund

March 31, 2026 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of March 31, 2026:

Investments in Securities	Level 1		Level 2		Level 3		Total
Assets:
Common Stocks:
Industrials	$28,215,473		$141,274,447		$-0	-	$169,489,920
Financials	31,153,278		134,344,647		-0	-	165,497,925
Information Technology	24,356,774		118,081,399		-0	-	142,438,173
Health Care	3,365,820		75,046,722		-0	-	78,412,542
Utilities	24,284,996		16,871,627		-0	-	41,156,623
Real Estate	-0	-	10,971,947		-0	-	10,971,947
Consumer Discretionary	-0	-	10,517,399		-0	-	10,517,399
Materials	-0	-	8,185,557		-0	-	8,185,557
Energy	7,505,277		-0	-	-0	-	7,505,277
Consumer Staples	-0	-	6,786,113		-0	-	6,786,113
Short-Term Investments:
Investment Companies	23,909,730		-0	-	-0	-	23,909,730
Time Deposits	972,146		-0	-	-0	-	972,146

Total Investments in Securities	143,763,494		522,079,858	+	-0	-	665,843,352
Other Financial Instruments*:
Assets
Forward Currency Exchange Contracts	-0	-	10,080,468		-0	-	10,080,468
Liabilities
Forward Currency Exchange Contracts	-0	-	(9,718,144)		-0	-	(9,718,144)

Total	$143,763,494		$522,442,182		$-0	-	$666,205,676

+

A significant portion of the Fund’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.

*

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the nine months ended March 31, 2026 is as follows:

Fund	Market Value 6/30/25 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 3/31/26 (000)	Dividend Income (000)
AB Government Money Market Portfolio	$41,228	$416,845	$434,163	$23,910	$1,055